Related Party Transactions (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 29, 2024	Mar. 15, 2024	Dec. 18, 2023	Sep. 29, 2023	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2022
Related Party Transaction [Line Items]
Restricted stock shares						11,726,093	11,726,093		10,633,988	10,336,883		6,682,560
Stock option exercise price						$ 1.03	$ 1.03		$ 1.02	$ 1.00		$ 0.89
Share based compensation		$ 50,000					$ 1,955,275	$ 827,357	$ 1,840,908	$ 1,198,579
Accrued compensation						$ 389,707	1,156,410	0	893,781
Restricted stock and stock options issued for forgiveness of accrued compensation					$ 60,000			60,000
Gain on forgiveness of accrued compensation					$ 40,000			40,000	$ 40,000
Titan Advisory Services L L C [Member]
Related Party Transaction [Line Items]
Related party payable						$ 136,105	$ 136,105	$ 64,105
Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Restricted stock units		7,500			7,500
Strike price		$ 1.33	$ 1.33	$ 1.33	$ 1.33
Accrued compensation		$ 40,000
Shares issued						0	0
Share-Based Payment Arrangement, Option [Member]
Related Party Transaction [Line Items]
Share based compensation		$ 100,000			$ 100,000
Restricted stock units		49,605			49,605
Executive Employment Agreements [Member]
Related Party Transaction [Line Items]
Salaries paid percentage											50.00%
Employment Agreements [Member]
Related Party Transaction [Line Items]
Conserve cash percentage									100.00%
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Loans payable						$ 146,432	$ 146,432		$ 146,432	358,479
Interest rate						3.00%	3.00%		3.00%
Accrued interest									$ 1,064	11,308
Repayment of debt									100,000
Principal amount									83,880
Repaid accrued interest									16,120
Convertible debt	$ 1,377,778
Accrued but unpaid interest						$ 4,350	$ 4,350		1,064
Chief Executive Officer [Member] | Note II Holder [Member]
Related Party Transaction [Line Items]
Interest rate	3.00%
Shares issued	685,867
Aggregate principal amount	$ 266,667
Related Party [Member]
Related Party Transaction [Line Items]
Loans payable									$ 0	25,000
Interest rate									3.00%
Accrued interest									$ 0	723
Repayment of debt									26,422
Principal amount									25,000
Repaid accrued interest									$ 1,421
Employee loans										$ 25,000
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Accrued compensation				4,189,626
Restricted stock shares			289,294	2,353,661
Stock option exercise price			$ 1.33	$ 1.33
Employee benefits				$ 70,200
Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Restricted stock shares			218,703	1,399,834
Stock option exercise price			$ 1.33	$ 1.33
Share based compensation			$ 583,213	$ 4,189,626
Restricted stock shares				1,399,834
Employees [Member]
Related Party Transaction [Line Items]
Employee benefits			$ 513,013	$ 513,013